Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net income	$ 126,859	$ 22,986	$ 66,952
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	211,049	191,913	169,701
Loss on translation of debt			22,677
Loss (gain) on derivatives	(2,338)	603	(35,488)
Write-off of deferred financing fees		6,410	6,744
Share-based compensation expense	1,211	2,520	4,075
Changes in operating assets and liabilities:
Accounts receivable, net	(280)	(11)	(532)
Inventories	(3,471)	(3,898)	629
Prepaid expenses and other assets	(4,264)	128,993	(95,059)
Accounts payable	15,928	36,023	(42,036)
Accrued expenses and other liabilities	(15,876)	6,136	15,075
Advance ticket sales	28,172	38,748	4,794
Net cash provided by operating activities	356,990	430,423	117,532
Cash flows from investing activities
Additions to property and equipment	(184,797)	(977,466)	(161,838)
Net cash used in investing activities	(184,797)	(977,466)	(161,838)
Cash flows from financing activities
Repayments of long-term debt	(439,959)	(955,780)	(1,249,064)
Proceeds from long-term debt	273,375	1,601,659	1,121,021
Contribution from Affiliates, net			100,000
Other, primarily deferred financing fees	(1,730)	(93,941)	(63,216)
Net cash provided by (used in) financing activities	(168,314)	551,938	(91,259)
Net increase (decrease) in cash and cash equivalents	3,879	4,895	(135,565)
Cash and cash equivalents at beginning of year	55,047	50,152	185,717
Cash and cash equivalents at end of year	$ 58,926	$ 55,047	$ 50,152